NOTES PAYABLE AND LONG-TERM DEBT, Revolving Credit Facilities and Secured Term Debt (Details) (USD $) In Millions, unless otherwise specified		1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended						12 Months Ended
	Dec. 31, 2010	Dec. 31, 2008 A&B Properties, Inc. [Member] Secured Debt [Member]	Dec. 31, 2010 Revolving Credit Loans [Member]	Dec. 31, 2010 Revolving Credit Loans [Member] A&B (Parent Company) [Member]	Dec. 28, 2012 Revolving Credit Loans [Member] Matson [Member]	Dec. 31, 2010 Revolving Credit Loans [Member] Matson [Member]	Aug. 31, 2004 Title XI Bond 5.27% [Member] Matson [Member]	Sep. 30, 2003 Title XI Bond 5.34% [Member] Matson [Member]	Dec. 31, 2010 Term Loan 4.79% [Member] Matson [Member]	Dec. 31, 2010 Note Agreement with The Prudential Insurance Company of America and Pruco Life Insurance [Member] Matson [Member]	Jun. 30, 2005 Term Loan 6.20% [Member] A&B (Parent Company) [Member]	Jun. 30, 2005 Term Loan 6.20% [Member] A&B Properties, Inc. [Member]	Oct. 31, 2010 Term Loan 5.50% [Member]	Oct. 31, 2010 Term Loan 5.50% [Member] A&B (Parent Company) [Member]	Dec. 31, 2010 Term Loan 4.31% [Member] Matson [Member]	Dec. 31, 2010 Secured Reducing Revolving Credit Agreement [Member] Matson [Member]	Dec. 31, 2010 Prudential facility [Member]	Dec. 31, 2010 Prudential facility [Member] A&B (Parent Company) [Member]
Revolving credit and term facilities [Abstract]
Number of revolving senior credit facilities			2
Number of commercial banks			6	6
Term of facility (in years)																	3Y	3Y
Maximum borrowing capacity			$ 325	$ 225		$ 100										$ 105	$ 400	$ 400
Expiration date of facility				December 2011		December 28, 2012										June 2015	April 19, 2012	April 19, 2012
Number of annual commitment reductions																8
Amount of annual commitment reduction																10.5
Interest rate description			London Interbank Offered Rate 'LIBOR' plus a spread ranging from 0.225 percent to 0.475 percent	London Interbank Offered Rate (LIBOR) plus a spread ranging from 0.225 percent to 0.475 percent	1.25 percent to 2.00 percent plus LIBOR based on Matson's current credit rating											0.270 percent over LIBOR	borrowings under the shelf facility bear interest at rates that are determined at the time of the borrowing	borrowings under the shelf facility bear interest at rates that are determined at the time of the borrowing
Covenant terms			maintenance of minimum shareholders' equity levels, minimum unencumbered property investment values, and a maximum ratio of debt to earnings before interest, depreciation, amortization and taxes	maintenance of minimum shareholders' equity levels, minimum unencumbered property investment values, and a maximum ratio of total debt to earnings before interest, depreciation, amortization, and taxes												maintenance of minimum net worth levels, minimum working capital levels, and maximum ratio of long-term debt to net worth	restrictive covenants that are substantially the same as the covenants contained in the revolving senior credit facilities
Outstanding letters of credit			19	11
Total remaining capacity available for borrowing	358		198	122												63	97	97
Debt instruments, additional disclosures [Abstract]
Face amount							55	55	105	120					15
Term (in years)							25Y	25Y	15Y
Collateral							MV Maunawili	MV Manukai	MV Manulani						MV Manulani
Periodic payments							1.1	1.1
Frequency of periodic payments							semiannual	semiannual
Extinguishment of debt															15
Debt assumed		13.0									11.0	11.4	6.0	6.0
Fair value of debt assumed		$ 11
Number of notes assumed		2